12. Income Taxes (Details-Deferred income taxes) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
NOL Carryover	$ 6,406,000	$ 7,544,300
Bad Debt Reserve	31,000	44,100
Inventory Reserve	7,300	10,400
Amortization	(20,200)	61,500
Accrued Compensated Absences	46,100	52,900
Charitable Contributions	3,500	5,000
Deferred tax assets	6,473,700	7,718,200
Valuation Allowance	(6,458,800)	(7,647,300)
Deferred tax liabilities:
Depreciation	3,700	(42,700)
Prepaid Expenses	(18,600)	(28,200)
Net deferred tax asset	$ 0	$ 0